12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2018	2017	2016

Current – Federal	$ 2,689,220	$ 5,043,587	$ 5,955,098
Current – State	--	--	(18,531)
Total Current	2,689,220	5,043,587	5,936,567

Deferred – Federal	522,773	(2,445,235)	(650,641)

Total Provision	$ 3,211,993	$ 2,598,352	$ 5,285,926